Segment Reporting - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Net sales	$ 14,751	$ 10,656
Income /(Loss) before income taxes	(555)	(182)
Reportable Segments
Segment Reporting Information [Line Items]
Net sales	14,982	10,836
Income /(Loss) before income taxes	(544)	(173)
Intersegment
Segment Reporting Information [Line Items]
Net sales	(231)	(180)
Income /(Loss) before income taxes	$ (11)	$ (9)